Tahoe Acquisition - Consideration Transferred (Details) - shares	Dec. 31, 2022	Feb. 22, 2019
Tahoe Resources, Inc [member] | Fair value estimate of the CVRs [Member]
Disclosure of detailed information about business combination [line items]
Shares Issued/Issuable (shares)	15,600,034	15,600,208